SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
Consolidation Basis of Presentation and Accounting Policies
Basis of Presentation

  Basis of Presentation

        These financial statements are expressed in U.S. dollars. The Company is organized into one operating and one reporting segment.

        The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (generally accepted accounting principles). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company does not have items of other comprehensive income for years ended December 31, 2011, 2010 or 2009; and therefore, has not presented comprehensive income.

        On June 1, 2012, the Company effected a one-for-six reverse split of its outstanding common stock and class C special stock. All share and per share numbers have been adjusted retroactively to reflect the one-for-six reverse stock split effected on June 1, 2012.

        Subsequent to the issuance of the financial statements contained in the registration statement on Form S-4 as amended and as declared effective by the Securities and Exchange Commission on January 22, 2013, the Company identified a retrospective application of the misstatement in the calculation of common stock presented in its statements of stockholders' equity resulting from the reverse stock split effective June 1, 2012. The misstatement has been corrected in these financial statements.

        On October 14, 2009, the Company acquired 100 percent of the common stock of Cell Genesys, Inc. (Cell Genesys) in a direct merger transaction, with the Company being the surviving corporation. The primary reason the Company merged with Cell Genesys was the Company's need for additional funding to continue its Phase III clinical studies for LibiGel and the lack of other available acceptable alternatives for the Company to access capital prior to and at the time the merger agreement was entered into by the parties in June 2009, especially in light of the then state of the markets for equity offerings, which historically had been the Company's primary method for raising additional financing. Effective October 14, 2009, the balance sheet and net loss of the Company reflect the purchase price allocation and charges resulting from the purchase price allocation related to the merger, which included adjustments to carrying values of the acquired net assets based on their estimated fair values as of that date.

Reclassifications

  Reclassifications

        Certain amounts in the 2010 and 2009 financial statements have been reclassified to conform to their presentation in the 2011 financial statements. Specifically, in the statement of cash flows, the changes related to Accounts receivable in the amounts of $64,645 and $285,838 for the years ended December 31, 2010 and 2009, respectively, have been combined into the Prepaid expenses and other assets line item within the net cash used in operating activities section.

Cash and Cash Equivalents

  Cash and Cash Equivalents

        The Company generally considers all instruments with original maturities of three months or less to be cash equivalents. Interest income on invested cash balances is recognized on the accrual basis as earned.

        As of December 31, 2011, all of the Company's cash and cash equivalents resided in a 100 percent FDIC-insured non-interest bearing checking account, a U.S. Treasury money market fund or a certificate of deposit. As of December 31, 2010, all of the Company's cash and cash equivalents resided in a 100 percent FDIC-insured non-interest bearing checking account in order to ensure maximum safety of principal.

Fair Value of Financial Instruments

  Fair Value of Financial Instruments

        The carrying value of certain of the Company's financial instruments, including cash equivalents, accounts receivable and accounts payable, approximate fair value due to their short maturities. Other information about the Company's assets and liabilities recorded at fair value is included in Note 14, "Fair Value Measurements."

Property and Equipment

  Property and Equipment

        Property and equipment that currently is being used in the Company's operations is stated at cost less accumulated depreciation and amortization. Depreciation is computed primarily on a straight line basis over the estimated useful lives of the respective assets, typically five and seven years for software and computer equipment and 10 years for non-computer equipment.

Long-Lived Assets

  Long-Lived Assets

        Long-lived assets are reviewed for possible impairment whenever events indicate that the carrying amount of such assets may not be recoverable. If such a review indicates an impairment, the carrying amount of such assets is reduced to estimated recoverable value.

Convertible Senior Notes

  Convertible Senior Notes

        The Company assumed two series of 3.125% convertible senior note obligations with an aggregate principal balance of $22,016,000, which contain certain redemption, repurchase and conversion adjustment features as a result of its transaction with Cell Genesys. The Company made an irrevocable election to account for these convertible senior notes at fair value commencing from the date of the merger, resulting in recognition of a single liability for the convertible senior notes which are reported at fair value at each reporting date. Subsequent changes in the carrying value of the convertible senior notes are reflected in fair value adjustment in the accompanying statements of operations.

Research and Development

  Research and Development

        Research and development costs are charged to expense as incurred. Direct government grants are recorded as an offset to the related research and development costs when the Company has complied with the conditions attached to the grant and there is reasonable assurance that the funds will be received.

Legal Costs	Legal Costs For ongoing matters, legal costs are charged to expense as incurred.
Basic and Diluted Net Loss Per Share

  Basic and Diluted Net Loss Per Share

        The basic and diluted net loss per share is computed based on the weighted average number of the shares of common stock and class C special stock outstanding, all being considered as equivalent of one another. Basic loss per share is computed by dividing loss available to common stockholders by the weighted average number of shares outstanding for the reporting period. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. The computation of diluted loss per share does not include the Company's stock options, warrants or convertible debt as such securities have an antidilutive effect on loss per share.

Stock-Based Compensation

  Stock-Based Compensation

        The Company recognizes stock-based compensation expense granted to employees generally on a straight-line basis over the estimated service period of the award, or when certain performance-based vesting provisions occur, for awards that contain these features. The Company also has granted options to non-employees in exchange for services. Expense related to such grants is recognized within the Company's statements of operations in accordance with the nature of the service received by the Company.

        Warrants issued to non-employees as compensation for services rendered are valued at their fair value on the date of issue and are re-measured until the counterparty's performance under the arrangement is complete.

Revenue Recognition

  Revenue Recognition

        The Company has entered into various licensing agreements that have generated license revenue or other upfront fees and which also may involve subsequent milestone payments earned upon completion of development milestones by the Company or upon the occurrence of certain regulatory actions, such as the filing of a regulatory application or the receipt of a regulatory approval. Non-refundable license fees are recognized as revenue when the Company has a contractual right to receive such payment, the contract price is fixed or determinable, the collection of the resulting receivable is reasonably assured and the Company has no further performance obligations under the license agreement. Non-refundable license fees that meet these criteria and are due to the Company upon execution of an agreement are recognized as revenue immediately.

        Milestones, in the form of additional license fees, typically represent non-refundable payments to be received in conjunction with the achievement of a specific event identified in the contract, such as completion of specified clinical development activities and/or regulatory submissions and/or approvals, or as sales-based milestone payments. Revenues from milestone payments that meet the criteria in the preceding paragraph are recognized when the milestone is achieved.

        Additionally, royalty revenue based upon sales of products under license is recorded when such royalties are earned and are deemed collectible, which is generally in the quarter when the related products are sold.

Income Taxes

  Income Taxes

        Deferred tax assets or liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities, as measured by enacted tax rates. A valuation allowance is provided against deferred income tax assets in circumstances where management believes the recoverability of a portion of the assets is not more likely than not. The Company has provided a full valuation allowance against its net deferred tax assets as of December 31, 2011 and 2010.

Investments

  Investments

        The investments balance of $3,405,807 as of December 31, 2011 and 2010 consists of the Company's investments that are recorded using the cost method, and substantially represents the Company's investment in Ceregene, Inc., a privately held biotechnology company (Ceregene). As a result of the Company's merger with Cell Genesys, the Company acquired a minority investment in Ceregene. The Company has recorded its investment using the cost method, as no active market exists for this investment, and the Company does not possess significant influence over operating and financial policies of Ceregene, although the Company by virtue of its stock ownership of Ceregene has the right to designate one member on the Ceregene board of directors. During 2010, the Company recorded a $286,000 impairment on this investment. Such impairment was based on a third-party investment in Ceregene in 2010.

        The valuation of investments accounted for under the cost method is based on all available financial information related to the investee, including valuations based on recent third party equity investments in the investee. If an unrealized loss on any investment is considered to be other-than-temporary, the loss is recognized in the period the determination is made. All investments are reviewed for changes in circumstances or occurrence of events that suggest the investment may not be recoverable. The fair value of the cost method investments are not estimated if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investments and it is not practicable to estimate the fair value of the investments.

Recent Accounting Pronouncements

  Recent Accounting Pronouncements

        In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS)." This pronouncement was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This pronouncement is effective for reporting periods beginning on or after December 15, 2011, with early adoption prohibited. The new guidance will require prospective application. The Company will adopt this guidance at the beginning of its first quarter of 2012. Adoption of this guidance is not expected to have a material impact on the Company's financial position, results of operations or cash flows.